15. Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Investment securities available for sale	$ 268,530	$ 281,099
Mortgage loans held for sale	4,149	1,375
Carrying Amount
Assets:
Cash and cash equivalents	39,763	69,098
Investment securities available for sale	268,530	281,099
Other investments	3,636	4,031
Mortgage loans held for sale	4,149	1,375
Loans, net	679,502	640,809
Cash surrender value of life insurance	14,546	14,125
Liabilities:
Deposits	832,175	814,700
Securities sold under agreements to repurchase	27,874	48,430
FHLB borrowings	43,500	50,000
Junior subordinated debentures	20,619	20,619
Level 1
Assets:
Cash and cash equivalents	39,763	69,098
Investment securities available for sale	1,325	1,378
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	0	0
FHLB borrowings	0	0
Junior subordinated debentures	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	266,455	278,971
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	14,546	14,125
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	27,874	48,430
FHLB borrowings	43,144	49,598
Junior subordinated debentures	20,619	20,619
Level 3
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	750	750
Other investments	3,636	4,031
Mortgage loans held for sale	4,149	1,375
Loans, net	683,540	644,708
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	827,874	813,288
Securities sold under agreements to repurchase	0	0
FHLB borrowings	0	0
Junior subordinated debentures	0	0
Estimated Fair Value
Assets:
Cash and cash equivalents	39,763	69,098
Investment securities available for sale	268,530	281,099
Other investments	3,636	4,031
Mortgage loans held for sale	4,149	1,375
Loans, net	683,540	644,708
Cash surrender value of life insurance	14,546	14,125
Liabilities:
Deposits	827,874	813,288
Securities sold under agreements to repurchase	27,874	48,430
FHLB borrowings	43,144	49,598
Junior subordinated debentures	$ 20,619	$ 20,619